Debt Obligations - Activity (Details) - Sunlight - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Line Of Credit Facility [Roll Forward]
Beginning Balance	$ 14,625	$ 8,166	$ 14,625	$ 11,811	$ 11,811
Borrowings	20,746	3,429	20,746	5,064
Repayments	(14,758)	(618)	(14,758)	(5,898)
Amortization of deferred financing costs	0	0	0	0
Ending Balance	20,613	$ 10,977	20,613	$ 10,977	$ 14,625
Revolving credit facility
Line Of Credit Facility [Roll Forward]
Ending Balance	$ 20,613		$ 20,613